Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases Text Block Abstract
Expense relating to short-term leases	$ 111	$ 58	$ 123